LEASES (Tables)	12 Months Ended
Jan. 31, 2026
Leases [Abstract]
Schedule of Components of Lease Expenses
The components of lease expenses for the years ended January 31, 2026, 2025 and 2024 were as follows:

	Year Ended January 31,
(in thousands)	2026	2025	2024
Operating lease expenses	$6,768	$6,360	$6,401
Finance lease expenses:
Amortization of right-of-use assets	345	83	—
Interest on lease liabilities	118	30	—
Total finance lease expenses	463	113	—
Variable lease expenses	264	146	1,480
Short-term lease expenses	671	456	78
Other lease related expenses	5,842	4,479	4,207
Sublease income	(24)	(159)	(875)
Total lease expenses	$13,984	$11,395	$11,290

Schedule of Supplemental Cash Flow Information Related to Leases
Other information related to leases was as follows:

	Year Ended January 31,
(dollars in thousands)	2026	2025	2024
Supplemental cash flow information
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$7,972	$7,916	$7,201
Financing cash flows from finance leases	$298	$99	$—
Right-of-use assets obtained in exchange for lease obligations:
Operating leases	$11,678	$7,124	$23,293
Finance leases	$878	$958	$—
Weighted average remaining lease terms
Operating leases	7 years	8 years	8 years
Finance leases	4 years	5 years	—
Weighted average discount rates
Operating leases	6.8%	7.2%	6.5%
Finance leases	7.9%	7.8%	—%

Schedule of Maturities of Lease Liabilities
Maturities of lease liabilities as of January 31, 2026 were as follows:

	January 31, 2026
(in thousands)	Operating Leases	Finance Leases
Year Ending January 31,
2027	$8,557	$444
2028	8,167	444
2029	7,532	444
2030	7,154	345
Thereafter	21,922	25
Total future minimum lease payments	53,332	1,702
Less imputed interest	(11,420)	(234)
Total	$41,912	$1,468

Reported as of January 31, 2026:
Accrued expenses and other current liabilities	$5,370	$341
Operating lease liabilities	36,542	—
Other liabilities	—	1,127
Total	$41,912	$1,468